Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Effect Of The Restatement On The Affected Line Items Within Previously Reported Statement Of Operations
Effects of the Restatement
The following tables summarize the effect of the restatement on the affected line items within our previously reported audited consolidated statements of operations for the fiscal years indicated (amounts in thousands, except per share data):

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019
As Reported
Preference share accretion	$—	$—
Net loss attributable to common stockholders – basic and diluted	$(30,348)	$(40,207)
Loss per share attributable to common stockholders – basic and diluted	$(0.43)	$(0.59)
Adjustment
Preference share accretion	$(31,870)	$(28,322)
Net loss attributable to common stockholders – basic and diluted	$(31,870)	$(28,322)
Loss per share attributable to common stockholders – basic and diluted	$(0.46)	$(0.41)
As Restated
Preference share accretion	$(31,870)	$(28,322)
Net loss attributable to common stockholders – basic and diluted	$(62,218)	$(68,529)
Loss per share attributable to common stockholders – basic and diluted	$(0.89)	$(1.00)
The following tables set forth the effects of the restatement on the affected line items within our previously reported unaudited condensed consolidated statements of operations for the interim periods indicated (amounts in thousands, except per share data):

	Three Months Ended	Three Months Ended	Nine Months Ended	Three Months Ended	Six Months Ended	Three Months Ended	Nine Months Ended
	March 31,	September 30,	September 30,	June 30,	June 30,	March 31,	September 30,
	2021	2020	2020	2020	2020	2020	2019
As Reported
Preference share accretion	$—	$—	$—	$—	$—	$—	$—
Net loss attributable to common stockholders – basic and diluted	$(5,322)	$(1,813)	$(16,843)	$(7,486)	$(15,030)	$(7,544)	$(30,425)
Loss per share attributable to common stockholders - basic and diluted	$(0.08)	$(0.03)	$(0.24)	$(0.11)	$(0.21)	$(4.03)	$(16.74)
Adjustment
Preference share accretion	$(9,261)	$(8,061)	$(23,620)	$(7,662)	$(15,559)	$(7,897)	$(21,023)
Net loss attributable to common stockholders – basic and diluted	$(9,261)	$(8,061)	$(23,620)	$(7,662)	$(15,559)	$(7,897)	$(21,023)
Loss per share attributable to common stockholders - basic and diluted	$(0.13)	$(0.11)	$(0.34)	$(0.11)	$(0.23)	$(4.21)	$(11.57)
As Restated
Preference share accretion	$(9,261)	$(8,061)	$(23,620)	$(7,662)	$(15,559)	$(7,897)	$(21,023)
Net loss attributable to common stockholders – basic and diluted	$(14,583)	$(9,874)	$(40,463)	$(15,148)	$(30,589)	$(15,441)	$(51,448)
Loss per share attributable to common stockholders - basic and diluted	$(0.21)	$(0.14)	$(0.58)	$(0.22)	$(0.44)	$(8.24)	$(28.31)

Schedule Of Revision For Immaterial Effect On Other Periods
Revision for immaterial effect on other periods
Although the error is not material for the year ended December 31, 2021 because the preference shares were fully redeemed in connection with the Merger, the Company has revised the affected line items within our previously reported audited consolidated statements of operations for consistency purposes as follows (amounts in thousands, except per share data):

Year Ended
December 31,
2021
As Reported
Preference share accretion	$—
Net loss attributable to common stockholders – basic and diluted	$(592,753)
Loss per share attributable to common stockholders - basic and diluted	$(3.93)
Adjustment
Preference share accretion	$(11,327)
Net loss attributable to common stockholders – basic and diluted	$(11,327)
Loss per share attributable to common stockholders - basic and diluted	$(0.07)
As Revised
Preference share accretion	$(11,327)
Net loss attributable to common stockholders – basic and diluted	$(604,080)
Loss per share attributable to common stockholders - basic and diluted	$(4.00)
The table below presents the impacts of the revision on the affected line items within our previously reported unaudited condensed consolidated statements of operations for the interim periods indicated (amounts in thousands, except per share data):

	Nine Months Ended	Three Months Ended	Six Months Ended
	September 30,	June 30,	June 30,
	2021	2021	2021
As Reported
Preference share accretion	$—	$—	$—
Net loss attributable to common stockholders – basic and diluted	$(539,463)	$(464,164)	$(469,486)
Loss per share attributable to common stockholders - basic and diluted	$(3.94)	$(3.08)	$(4.24)
Adjustment
Preference share accretion	$(11,327)	$(2,066)	$(11,327)
Net loss attributable to common stockholders – basic and diluted	$(11,327)	$(2,066)	$(11,327)
Loss per share attributable to common stockholders - basic and diluted	$(0.08)	$(0.01)	$(0.10)
As Revised
Preference share accretion	$(11,327)	$(2,066)	$(11,327)
Net loss attributable to common stockholders – basic and diluted	$(550,790)	$(466,230)	$(480,813)
Loss per share attributable to common stockholders - basic and diluted	$(4.02)	$(3.09)	$(4.34)

Schedule of Useful Lives of Property Plant and Equipment	The estimated useful lives of the Company’s assets are as follows:

Estimated Useful Lives
(years)
Buildings	50
IT equipment	3
Furniture and fixtures	4
Other equipment	10